OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
OTHER ACCOUNTS RECEIVABLE
OTHER ACCOUNTS RECEIVABLE
NOTE 10:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2022	2021
Interest receivable	190	44
Government authorities	616	642
Related parties	40	—
Advances to supplies	54	176
Prepaid expenses	469	412
Others	543	194

	1,912	1,468